Litigation and Arbitration Proceedings (Details) € in Millions	1 Months Ended
	May 31, 2025 EUR (€)	Jun. 30, 2025 proceeding
Plavix Attorney General action in Hawaii | Action For Which Sanofi Are Defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Penalty Fee Incurred	€ 350
Payment Of Damages Claimed By Counterparty	€ 350
Gold Bond Product Litigation In The US | Action for which we are defendant | Product Liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number Of Class Action Lawsuits | proceeding		0